Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities:
Net income	$ 308,456	$ 2,418,296	$ 6,248,511	$ 5,262,779
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	2,348	18,406	3,103	2,380
Amortization of right-of-use assets-operating lease	31,952	250,504	281,376	302,870
Deferred offering costs charged to expense	550,292	4,314,289
Provision for credit losses	4,316	33,835	1,140	106,946
Deferred tax expense	1,248	9,782	5,319	65,745
Change in operating assets and liabilities
Accounts receivable	694,427	5,444,306	(913,301)	(812,366)
Other receivables	45,772	358,853	(15,996)	(13,946)
Prepaid expenses	3,811	29,875	6,850	5,963
Deposits, noncurrent			4,983	150
Accrued expenses and other payables	793	6,226	(140,342)	222,322
Income tax payable	66,237	519,297	824,046	56,621
Deferred revenue	7,060	55,347	(47,507)	26,065
Operating lease obligation	(31,952)	(250,504)	(281,376)	(302,870)
Net cash provided by operating activities	1,684,760	13,208,512	5,976,806	4,922,659
Cash flow from investing activities:
Purchase of computer equipment	(8,712)	(68,300)	(28,909)
Net cash used in investing activities	(8,712)	(68,300)	(28,909)
Cash flow from financing activities:
Deferred offering costs payments	(46,884)	(367,572)	(1,145,325)	(5,845,071)
Dividend payments	(1,172,985)	(9,196,200)	(4,680,000)	(7,830,000)
Net cash used in financing activities	(1,219,869)	(9,563,772)	(5,825,325)	(13,675,071)
Effect of exchange rate change on cash and cash equivalents	302	2,374	(1,302)	(13,634)
Change in cash and cash equivalents	456,481	3,578,814	121,270	(8,766,046)
Cash and cash equivalents, beginning of the year	360,679	2,827,722	2,706,452	11,472,498
Cash and cash equivalents, end of the year	817,160	6,406,536	2,827,722	2,706,452
Supplemental cash flow information
Cash paid for income tax	158,626	1,243,629	521,802	1,409,045
Non-cash transaction in investing and financing activities
Right-of-use assets obtained in exchange of lease liabilities				529,700
Deferred offering costs not yet paid	$ 57,409	$ 450,084